CONTRACT LIABILITIES (Table)	12 Months Ended
Jun. 30, 2021
CONTRACT LIABILITIES
Schedule Of The Contract Liabilities
Contract liabilities at June 30, 2020	$3,327,000
Contract liabilities recorded June 30, 2020 and recognized fiscal year 2021	(3,327,000)
Contract liabilities relating to operations acquired in the fiscal year ending June 30, 2021	5,703,000
Contract liabilities relating to unused PPP funding	270,000
Contract liabilities at June 30, 2021	$5,973,000
Contract liabilities at June 30, 2019	$3,516,000
Contract liabilities recorded June 30, 2019 and recognized fiscal year 2020	(3,516,000)
Contract liabilities relating to operations acquired in the fiscal year ending June 30, 2020	3,327,000
Contract liabilities relating to unused PPP funding	1,704,000
Contract liabilities at June 30, 2020	$5,031,000